Other investments	12 Months Ended
Dec. 31, 2014
Other investments
17 Other investments
end of	2014	2013
Other investments (CHF million)
Equity method investments [1]	3,453	2,043
Non-marketable equity securities [1,2]	2,717	6,032
Real estate held for investment	547	600
Life finance instruments [3]	1,896	1,654
Total other investments	8,613	10,329
1
As a result of the prospective adoption of ASU 2013-8, CHF 1,033 million of non-marketable equity securities were reclassified to equity method investments for which the fair value option was elected on January 1, 2014.

2
Includes private equity, hedge funds and restricted stock investments as well as certain investments in non-marketable mutual funds for which the Group has neither significant influence nor control over the investee.

3 Includes life settlement contracts at investment method and SPIA contracts.
Non-marketable equity securities held by subsidiaries that are considered investment companies are held by separate legal entities that are within the scope of ASC Topic 946 – Financial Services – Investment Companies. In addition, non-marketable equity securities held by subsidiaries that are considered broker-dealer entities are held by separate legal entities that are within the scope of ASC Topic 940 – Financial Services – Brokers and Dealers. Non-marketable equity securities include investments in entities that regularly calculate net asset value (NAV) per share or its equivalent.
> Refer to “Note 34 – Financial instruments” for further information on such investments.
Substantially all non-marketable equity securities are carried at >>>fair value. There were no non-marketable equity securities not carried at fair value that have been in a continuous unrealized loss position.
The Group performs a regular impairment analysis of real estate portfolios. The carrying values of the impaired properties were written down to their respective fair values, establishing a new cost base. For these properties, the fair values were measured based on either discounted cash flow analyses or external market appraisals. Impairments of CHF 10 million, CHF 48 million and CHF 13 million were recorded in 2014, 2013 and 2012, respectively.
The accumulated depreciation related to real estate held for investment amounted to CHF 354 million, CHF 340 million and CHF 330 million for 2014, 2013 and 2012, respectively.

Bank
Other investments
16 Other investments
end of	2014	2013
Other investments (CHF million)
Equity method investments [1]	3,397	2,008
Non-marketable equity securities [1,2]	2,667	5,988
Real estate held for investment	507	557
Life finance instruments [3]	1,896	1,654
Total other investments	8,467	10,207
1
As a result of the prospective adoption of ASU 2013-8, CHF 1,033 million of non-marketable equity securities were reclassified to equity method investments for which the fair value option was elected on January 1, 2014.

2
Includes private equity, hedge funds and restricted stock investments as well as certain investments in non-marketable mutual funds for which the Bank has neither significant influence nor control over the investee.

3 Includes life settlement contracts at investment method and SPIA contracts.
Non-marketable equity securities include investments in entities that regularly calculate net asset value per share or its equivalent.
> Refer to “Note 33 – Financial instruments” for further information on such investments.
Substantially all non-marketable equity securities are carried at >>>fair value. There were no non-marketable equity securities not carried at fair value that have been in a continuous unrealized loss position.
The Bank performs a regular impairment analysis of real estate portfolios. The carrying values of the impaired properties were written down to their respective fair values, establishing a new cost base. For these properties, the fair values were measured based on either discounted cash flow analyses or external market appraisals. Impairments of CHF 10 million, CHF 48 million and CHF 13 million were recorded in 2014, 2013 and 2012, respectively.
Accumulated depreciation related to real estate held for investment amounted to CHF 304 million, CHF 289 million and CHF 280 million for 2014, 2013 and 2012, respectively.
> Refer to “Note 17 – Other investments” in V – Consolidated financial statements – Credit Suisse Group for further information.